CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
CONTRACT ASSETS
Schedule of contract assets

	2022	2023
Contract assets	2,610	2,877
Allowance for expected credit losses	(119)	(147)
Net	2,491	2,730
Current portion	(2,457)	(2,704)
Non-current portion	34	26